Investment Securities and Mortgage-Backed Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of the amortized cost and estimated fair values of Investment and Mortgage-Backed Securities
The following table summarizes the amortized cost and fair value of securities available-for-sale and securities held-to-maturity at December 31, 2014 and 2013 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

Available-for-sale portfolio:	2014
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$27,255,149	$120,269	$(143,262)	$27,232,156
Corporate	35,344,495	259,468	(1,507,605)	34,096,358
Agency asset backed securities	8,733,705	91,907	(35,320)	8,790,292
State and municipal	33,004,462	1,214,388	(704)	34,218,146
Small Business Administration	6,835,447	134,726	(15)	6,970,158
	$111,173,258	$1,820,758	$(1,686,906)	$111,307,110
Mortgage-Backed Securities
Fannie Mae	$24,665,336	$306,847	$(39,124)	$24,933,059
Freddie Mac	25,659,015	206,982	(33,324)	25,832,673
Government National Mortgage Assoc.	12,624,269	198,132	(57,928)	12,764,473
Private placement mortgage obligation	1,425,900	51,074	—	1,476,974
	$64,374,520	$763,035	$(130,376)	$65,007,179
Total available-for-sale	$175,547,778	$2,583,793	$(1,817,282)	$176,314,289

Held-to-maturity portfolio:	2014
	Amortized Cost	Gross Unrecognized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$41,703,385	$2,273,643	$—	$43,977,028
State and municipal	27,505,658	1,504,292	(6,909)	29,003,041
Small Business Administration	9,301,416	239,217	—	9,540,633
	$78,510,459	$4,017,152	$(6,909)	$82,520,702
Mortgage-Backed Securities
Fannie Mae	$26,601,616	$533,663	$(271,198)	$26,864,081
Freddie Mac	15,192,461	256,538	(53,351)	15,395,648
Government National Mortgage Assoc.	9,109,845	100,595	(94,654)	9,115,786
	$50,903,922	$890,796	$(419,203)	$51,375,515
Total held-to-maturity	$129,414,381	$4,907,948	$(426,112)	$133,896,217

2.    Investment Securities and Mortgage-Backed Securities (Continued)

Available-for-sale portfolio:	2013
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$19,283,612	$21,357	$(1,569,870)	$17,735,099
Corporate	31,135,377	99,082	(2,444,803)	28,789,656
Agency asset backed securities	5,501,177	13,005	(112,037)	5,402,145
Trust preferred securities	1,000,165	1,518,114	—	2,518,279
State and municipal	32,608,388	759,331	(59,993)	33,307,726
Small Business Administration	3,348,956	10,459	(488)	3,358,927
	$92,877,675	$2,421,348	$(4,187,191)	$91,111,832
Mortgage-Backed Securities
Fannie Mae	$19,795,397	$112,679	$(221,682)	$19,686,394
Freddie Mac	6,790,301	64,316	(13,370)	6,841,247
Government National Mortgage Assoc.	10,748,073	217,352	(88,902)	10,876,523
Collateralized mortgage obligations	1,119,431	61,710	(3,037)	1,178,104
Private placement mortgage obligation	1,416,308	—	(41,793)	1,374,515
	$39,869,510	$456,057	$(368,784)	$39,956,783
Total available-for-sale	$132,747,185	$2,877,405	$(4,555,975)	$131,068,615

Held-to-maturity portfolio:	2013
	Amortized Cost	Gross Unrecognized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$42,184,791	$12,142	$(760,916)	$41,436,017
State and municipal	25,584,346	548,828	(258,743)	25,874,431
Small Business Administration	10,131,352	1,328	(100,735)	10,031,945
	$77,900,489	$562,298	$(1,120,394)	$77,342,393
Mortgage-Backed Securities
Fannie Mae	$30,129,835	$205,021	$(828,253)	$29,506,603
Freddie Mac	17,728,608	59,654	(187,092)	17,601,170
Government National Mortgage Assoc.	11,178,328	62,288	(222,761)	11,017,855
	$59,036,771	$326,963	$(1,238,106)	$58,125,628
Total held-to-maturity	$136,937,260	$889,261	$(2,358,500)	$135,468,021

Schedule of amortized cost and fair value of investment securities portfolio by contractual maturities
The amortized cost and fair value of the investment securities portfolio are shown by contractual maturities.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

2.    Investment Securities and Mortgage-Backed Securities (Continued)

	Available-for-sale		Held-to-maturity
	December 31, 2014		December 31, 2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Within one year	$2,120,010	$2,134,652	$617,945	$620,099
After one year through five years	14,939,362	15,247,906	8,025,124	8,319,942
After five years through ten years	63,856,475	64,750,570	41,321,613	43,116,634
After ten years	30,257,411	29,173,982	28,545,777	30,464,027
Mortgage-backed securities	64,374,520	65,007,179	50,903,922	51,375,515
Total	$175,547,778	$176,314,289	$129,414,381	$133,896,217

Schedule of Gains (losses) on securities	Sales of available-for-sale securities were as follows:

	2014	2013	2012
Proceeds	$17,593,180	$50,193,241	$38,519,694
Gross gains	$2,560,783	$1,616,349	$830,618
Gross losses	$(109,532)	$(1,132,103)	$(34,337)

Schedule of securities with unrealized losses
The following table summarizes securities with unrealized losses at December 31, 2014 and 2013 aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 2014	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Available-for-sale
U.S. Agencies	$999,103	$(897)	$6,857,635	$(142,365)	$7,856,738	$(143,262)
Corporate	9,236,681	(48,724)	10,552,356	(1,458,881)	19,789,037	(1,507,605)
Agency asset backed securities	3,789,356	(35,320)	—	—	3,789,356	(35,320)
State and municipal	563,220	(704)	—	—	563,220	(704)
Small Business Administration	—	—	3,785	(15)	3,785	(15)
Fannie Mae	5,393,334	(15,939)	2,002,160	(23,185)	7,395,494	(39,124)
Freddie Mac	5,566,824	(33,324)	—	—	5,566,824	(33,324)
Government National Mortgage Assoc.	2,084,061	(10,985)	3,028,113	(46,943)	5,112,174	(57,928)
Total securities available-for-sale	$27,632,579	$(145,893)	$22,444,049	$(1,671,389)	$50,076,628	$(1,817,282)
Held-to-maturity
State and municipal	$2,285,253	$(4,307)	$822,047	$(2,602)	$3,107,300	$(6,909)
Fannie Mae	2,361,200	(22,823)	9,458,829	(248,375)	11,820,029	(271,198)
Freddie Mac	733,668	(3,426)	2,237,760	(49,925)	2,971,428	(53,351)
Government National Mortgage Assoc.	3,630,733	(94,654)	—	—	3,630,733	(94,654)
Total securities held-to-maturity	$9,010,854	$(125,210)	$12,518,636	$(300,902)	$21,529,490	$(426,112)

2.    Investment Securities and Mortgage-Backed Securities (Continued)

December 31, 2013	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Available-for-sale
U.S. Agencies	$16,496,373	$(1,501,652)	$931,783	$(68,218)	$17,428,156	$(1,569,870)
Corporate	14,953,985	(707,302)	9,099,581	(1,737,501)	24,053,566	(2,444,803)
Agency asset backed securities	3,836,325	(112,037)	—	—	3,836,325	(112,037)
State and municipal	4,233,337	(59,993)	—	—	4,233,337	(59,993)
Small Business Administration	725,016	(483)	4,240	(5)	729,256	(488)
Fannie Mae	10,624,126	(221,682)	—	—	10,624,126	(221,682)
Freddie Mac	4,636,401	(13,370)	—	—	4,636,401	(13,370)
Government National Mortgage Assoc	1,912,580	(39,054)	2,234,665	(49,848)	4,147,245	(88,902)
Collateralized mortgage obligations	335,098	(3,037)	—	—	335,098	(3,037)
Private placement mortgage obligation	1,374,515	(41,793)	—	—	1,374,515	(41,793)
Total securities available-for-sale	$59,127,756	$(2,700,403)	$12,270,269	$(1,855,572)	$71,398,025	$(4,555,975)
Held-to-maturity
U.S. Agencies	$36,271,274	$(706,007)	$4,152,601	$(54,909)	$40,423,875	$(760,916)
State and municipal	16,894,948	(258,743)	—	—	16,894,948	(258,743)
Small Business Administration	9,738,267	(100,735)	—	—	9,738,267	(100,735)
Fannie Mae	23,040,590	(828,253)	—	—	23,040,590	(828,253)
Freddie Mac	15,533,790	(187,092)	—	—	15,533,790	(187,092)
Government National Mortgage Assoc	8,400,852	(222,761)	—	—	8,400,852	(222,761)
Total securities held to maturity	$109,879,721	$(2,303,591)	$4,152,601	$(54,909)	$114,032,322	$(2,358,500)

Schedule of roll-forward of credit losses recognized in earnings
The table below presents a roll-forward of the credit losses recognized in earnings for the year ended December 31, 2014 and 2013:

	2014	2013

Beginning Balance	$5,347,512	$5,878,666
Additions for credit loss for which no previous other-than-temporary impairment was recognized	—	—
Reductions for previous credit losses realized on securities sold during the year	(2,043,787)	(92,400)
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(158,068)	(438,754)
Ending Balance	$3,145,657	$5,347,512